Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Prospectus Date	rr_ProspectusDate	Dec. 01, 2024
Class ACIS | DWS New York Tax-Free Income Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DWS New York Tax-Free Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks a high level of current income that is exempt from New York State and New York City personal income taxes and federal income taxes.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These are the fees and expenses you may pay when you buy, hold and sell shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.You may qualify for sales charge discounts in Class A shares if you and your immediate family invest, or agree to invest in the future, at least $100,000 in DWS funds. More information about these and other discounts and waivers is available from your financial representative and in Choosing a Share Class (p.28), Sales Charge Waivers and Discounts Available Through Intermediaries (Appendix B, p. 60) and Purchase and Redemption of Shares in the fund’s Statement of Additional Information (SAI) (p. II-15).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES <br/>(expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 46% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	The Advisor has contractually agreed throughNovember 30, 2025 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at ratios no higher than 0.80%, 1.55%, 0.55% and 0.55% for Class A, Class C, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $250,000 or more may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 1.00% if redeemed within 12 months of the original purchase date.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts in Class A shares if you and your immediate family invest, or agree to invest in the future, at least $100,000  in DWS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Class C shares generally convert automatically to Class A shares after 8 years. The information presented in the Example for Class C reflects the conversion of Class C shares to Class A shares after 8 years. See “Class C Shares” in the “Choosing a Share Class” section of the prospectus for more information. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Main investments. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in municipal securities whose income is free from regular federal and New York State personal income tax. In addition, the fund invests at least 65% of net assets in municipal securities and other securities that are exempt from New York City personal income taxes. The fund may invest up to 20% of net assets in securities whose income is subject to the federal alternative minimum tax (AMT).The fund can buy many types of municipal securities of all maturities. These may include revenue bonds (which are backed by revenue from a particular source) and general obligation bonds (which are typically backed by the issuer’s ability to levy taxes). They may also include private activity and industrial development bonds, municipal lease obligations and investments representing an interest in these. The fund can also invest in obligations of US territories and Commonwealths (such as Puerto Rico, the US Virgin Islands and Guam) and their agencies and authorities, whose income is free from regular federal and New York state income tax.Normally, at least 80% of the fund’s municipal securities are rated in the four highest credit rating categories or, if unrated, determined by the Advisor to be of similar quality. Up to 20% of the fund's municipal securities may be high yield bonds (commonly referred to as junk bonds), which are those rated below the fourth highest rating category (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds generally pay higher yields but have higher volatility and higher risk of default on payments.The fund may use forward delivery bonds, which are bonds priced on a determined date but that are not issued and settled until a later period (ranging from several weeks to more than a year). Forward delivery bonds with settlement dates greater than 35 days are treated as derivatives by the fund and are subject to the fund's policies and procedures with respect to derivatives. Forward delivery bonds with settlement dates greater than 35 days generally are used for non-hedging purposes to seek to enhance potential gains.Management process. Portfolio management looks for securities that appear to offer the best total return potential. In making buy and sell decisions, portfolio management typically weighs a number of factors, including economic outlooks, possible interest rate movements, yield levels across varying maturities, and changes in supply and demand within the municipal bond market. When evaluating any individual security and its issuer, portfolio management may consider a number of factors including the security's credit quality and terms, such as coupon, maturity date and call date, as well as the issuer's capital structure, leverage and ability to meet its current obligations. Portfolio management generally also considersfinancially material environmental, social, and governance (ESG) factors, when available. Such factors may include, but are not limited to, exposure to climate change risks, income levels and unemployment data, and an issuer’s governance structure and practices.Although portfolio management may adjust the fund’s duration (a measure of sensitivity to interest rates) over a wider range, they generally intend to keep it similar to that of the Bloomberg Municipal Bond Index, which is generally between five and nine years.
Risk [Heading]	rr_RiskHeading	Main Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriatebroad-based securities market index).Past performance may not indicate future results. All performance figures below assume that dividends and distributions were reinvested. For more recent performance figures, go to dws.com (the Web site does not form a part of this prospectus) or call the telephone number included in this prospectus.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriatebroad-based securities market index).
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The fund’s additional index, the Bloomberg New York Exempt Municipal Bond Index, is a more narrowly based index that reflects the market sector in which the fund invests.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	dws.comdws.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance may not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS (%) (Class A)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These year-by-year returns do not include sales charges, if any, and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	ReturnsPeriod endingBest Quarter8.45%December 31, 2023Worst Quarter-6.69%March 31, 2022Year-to-Date3.22%September 30, 2024
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns <br/>(For periods ended 12/31/2023 expressed as a %)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns (which are shown only for Class A and would be different for other classes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Class ACIS | DWS New York Tax-Free Income Fund | Risk Nondiversified Status [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Non-diversification risk. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.
Class ACIS | DWS New York Tax-Free Income Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	There are several risk factors that could hurt the fund’s performance, cause you to lose money or cause the fund’s performance to trail that of other investments.
Class ACIS | DWS New York Tax-Free Income Fund | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Class ACIS | DWS New York Tax-Free Income Fund | Risk Interest Rate [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Interest rate risk. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund’s debt securities, the more sensitive the fund will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) When interest rates change, the values of longer-duration municipal bonds usually change more than the values of shorter-duration municipal bonds. Conversely, municipal bonds with shorter durations or maturities will be less volatile but may provide lower returns than municipal bonds with longer durations or maturities. Rising interest rates also may lengthen the duration of municipal bonds with call features, since exercise of the call becomes less likely as interest rates rise, which in turn will make the securities more sensitive to changes in interest rates and result in even steeper price declines in the event of further interest rate increases. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and potential illiquidity and may detract from fund performance to the extent the fund is exposed to such interest rates and/or volatility. Rising interest rates could cause the value of the fund’s investments — and therefore its share price as well — to decline. A rising interest rate environment may cause investors to move out of fixed-income securities and related markets on a large scale, which could adversely affect the price and liquidity of such securities and could also result in increased redemptions from the fund. Increased redemptions from the fund may force the fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Class ACIS | DWS New York Tax-Free Income Fund | Risk Credit [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit risk. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. Credit risk is greater for lower-rated securities.Because the issuers of high yield debt securities, or junk bonds (debt securities rated below the fourth highest credit rating category), may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. Credit risk for high yield securities is greater than for higher-rated securities.Because securities in default generally have missed one or more payments of interest and/or principal, an investment in such securities has an increased risk of loss. Issuers of securities in default have an increased likelihood of entering bankruptcy or beginning liquidation procedures which could impact the fund's ability to recoup its investment. Securities in default may be illiquid or trade in low volumes and thus may be difficult to value.For securities that rely on third-party guarantors to support their credit quality, the same risks may apply if the financial condition of the guarantor deteriorates or the guarantor ceases to insure securities. Because guarantors may insure many types of securities, including subprime mortgage bonds and other high-risk bonds, their financial condition could deteriorate as a result of events that have little or no connection to securities owned by the fund.
Class ACIS | DWS New York Tax-Free Income Fund | Risk Focus [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Focus risk – New York municipal securities. Because the fund focuses its investments in New York municipal securities, its performance can be more volatile than that of a fund that invests more broadly, and it has a relatively large exposure to financial stresses affecting both New York City and New York State. For example, a downturn in the financial industry could bring on a fiscal crisis in New York City, or a national or regional economic downturn could bring on such a crisis in New York State. Examples of other factors that may affect fund performance include, but are not limited to, the costs and disruptions caused by national disasters, increased costs for domestic security and reduced monetary support from the federal government.New York municipal securities may also have exposure to potential physical risks resulting from climate change, including extreme weather, flooding and fires. Climate risks, if they materialize, can adversely impact a New York municipal issuer’s financial plans in current or future years or may impair a facility or other source generating revenues backing a New York municipal issuer’s revenue bonds. As a result, the impact of climate risks may adversely impact the value of the fund’s shares.
Class ACIS | DWS New York Tax-Free Income Fund | Risk Market [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market risk. Deteriorating market conditions might cause a general weakness in the market that reduces the prices of securities in that market. Developments in a particular class of debt securities or the stock market could also adversely affect the fund by reducing the relative attractiveness of debt securities as an investment.
Class ACIS | DWS New York Tax-Free Income Fund | Risk Market Disruption [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market disruption risk. Economies and financial markets throughout the world have become increasingly interconnected, which has increased the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. This includes reliance on global supply chains that are susceptible to disruptions resulting from, among other things, war and other armed conflicts, extreme weather events, and natural disasters. Such supply chain disruptions can lead to, and have led to, economic and market disruptions that have far-reaching effects on financial markets worldwide.The value of the fund’s investments may be negatively affected by adverse changes in overall economic or market conditions, such as the level of economic activity and productivity, unemployment and labor force participation rates, inflation or deflation (and expectations for inflation or deflation), interest rates, demand and supply for particular products or resources including labor, and debt levels and credit ratings, among other factors. Such adverse conditions may contribute to an overall economic contraction across entire economies or markets, which may negatively impact the profitability of issuers operating in those economies or markets. In addition, geopolitical and other globally interconnected occurrences, including war, terrorism, economic uncertainty or financial crises, contagion, trade disputes, government debt crises (including defaults or downgrades) or uncertainty about government debt payments, government shutdowns, public health crises, natural disasters, supply chain disruptions, climate change and related events or conditions, have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Adverse market conditions or disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by adverse market conditions or a particular market disruption, the duration and effects may not be the same for all types of assets.Current military and other armed conflicts in various geographic regions, including those in Europe and the Middle East, can lead to, and have led to, economic and market disruptions, which may not be limited to the geographic region in which the conflict is occurring. Such conflicts can also result, and have resulted in some cases, in sanctions being levied by the United States, the European Union and/or other countries against countries or other actors involved in the conflict. In addition, such conflicts and related sanctions can adversely affect regional and global energy, commodities, financial and other markets and thus could affect the value of the fund's investments. The extent and duration of any military conflict, related sanctions and resulting economic and market disruptions are impossible to predict, but could be substantial.Other market disruption events include pandemic spread of viruses, such as the novel coronavirus known as COVID-19, which have caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions. While COVID-19 is no longer considered to be a public health emergency, the fund and its investments may be adversely affected by lingering effects of this virus or future pandemic spread of viruses.In addition, markets are becoming increasingly susceptible to disruption events resulting from the use of new and emerging technologies to engage in cyber-attacks or to take over the Web sites and/or social media accounts of companies, governmental entities or public officials, or to otherwise pose as or impersonate such, which then may be used to disseminate false or misleading information that can cause volatility in financial markets or for the stock of a particular company, group of companies, industry or other class of assets.Adverse market conditions or particular market disruptions, such as those discussed above, may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.
Class ACIS | DWS New York Tax-Free Income Fund | Risk Inflation [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Inflation risk. Inflation risk is the risk that the real value of certain assets or real income from investments (the value of such assets or income after accounting for inflation) will be less in the future as inflation decreases the value of money. Inflation, and investors’ expectation of future inflation, can impact the current value of the fund's portfolio, resulting in lower asset values and losses to shareholders. This risk may be elevated compared to historical market conditions and could be impacted by monetary policy measures and the current interest rate environment.
Class ACIS | DWS New York Tax-Free Income Fund | Risk Tax [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Tax risk. Income from municipal securities held by the fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a securities issuer. In such event, the value of such securities would likely fall, hurting fund performance and shareholders may be required to pay additional taxes. In addition, a portion of the fund’s otherwise exempt-interest distributions may be taxable to those shareholders subject to the federal AMT.
Class ACIS | DWS New York Tax-Free Income Fund | Risk Private Activity IDBs [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Private activity and industrial development bond risk. The payment of principal and interest on these bonds is generally dependent solely on the ability of the facility’s user to meet its financial obligations and the pledge, if any, of property financed as security for such payment.
Class ACIS | DWS New York Tax-Free Income Fund | Risk Security Selection [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Security selection risk. The securities in the fund’s portfolio may decline in value. Portfolio management could be wrong in its analysis of municipalities, industries, companies, economic trends, ESG factors, the relative attractiveness of different securities or other matters.
Class ACIS | DWS New York Tax-Free Income Fund | Risk US Territory And Commonwealth Obligations [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	US territory and Commonwealth obligations risk.Adverse political and economic conditions and developments affecting any territory or Commonwealth of the US may, in turn, negatively affect the value of the fund’s holdings in such obligations. For example, Puerto Rico has experienced a recession and difficult economic conditions, along with a severe natural disaster, which may negatively affect the value of any holdings the fund may have in Puerto Rico municipal obligations.
Class ACIS | DWS New York Tax-Free Income Fund | Risk Forward Commitment [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Forward commitment risk. When the fund engages in forward or delayed delivery transactions, the fund relies on the counterparty to consummate the transaction. Failure to do so may result in the fund missing the opportunity to obtain a price or yield considered to be advantageous. Such transactions may also have the effect of leverage on the fund and may cause the fund to be more volatile.
Class ACIS | DWS New York Tax-Free Income Fund | Risk Counterparty [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.
Class ACIS | DWS New York Tax-Free Income Fund | Risk Liquidity [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment and/or the fund may sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. Unusual market conditions, such as an unusually high volume of redemptions or other similar conditions could increase liquidity risk for the fund, and in extreme conditions, the fund could have difficulty meeting redemption requests.
Class ACIS | DWS New York Tax-Free Income Fund | Risk Prepayment [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Prepayment and extension risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund’s assets tied up in lower interest debt obligations. Ultimately, any changes or unexpected behavior in interest rates could increase the volatility of the fund’s share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.
Class ACIS | DWS New York Tax-Free Income Fund | Risk Pricing [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment’s sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.
Class ACIS | DWS New York Tax-Free Income Fund | Risk Operational And Technology [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund’s service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund’s net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund’s operations.While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund’s service providers could impact the ability to conduct the fund’s operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.
Class ACIS | DWS New York Tax-Free Income Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.75%
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	0.40%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.23%
Other expenses	rr_OtherExpensesOverAssets	0.29%
Acquired funds fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.04%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.12%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.92%
1 Year	rr_ExpenseExampleYear01	$ 366
3 Years	rr_ExpenseExampleYear03	585
5 Years	rr_ExpenseExampleYear05	822
10 Years	rr_ExpenseExampleYear10	1,501
1 Year	rr_ExpenseExampleNoRedemptionYear01	366
3 Years	rr_ExpenseExampleNoRedemptionYear03	585
5 Years	rr_ExpenseExampleNoRedemptionYear05	822
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,501
2014	rr_AnnualReturn2014	9.29%
2015	rr_AnnualReturn2015	2.92%
2016	rr_AnnualReturn2016	0.16%
2017	rr_AnnualReturn2017	4.81%
2018	rr_AnnualReturn2018	0.13%
2019	rr_AnnualReturn2019	7.18%
2020	rr_AnnualReturn2020	4.45%
2021	rr_AnnualReturn2021	2.51%
2022	rr_AnnualReturn2022	(11.22%)
2023	rr_AnnualReturn2023	7.16%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.69%)
Class ACIS | DWS New York Tax-Free Income Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	0.40%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.32%
Acquired funds fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.84%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.17%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.67%
1 Year	rr_ExpenseExampleYear01	$ 270
3 Years	rr_ExpenseExampleYear03	562
5 Years	rr_ExpenseExampleYear05	980
10 Years	rr_ExpenseExampleYear10	1,935
1 Year	rr_ExpenseExampleNoRedemptionYear01	170
3 Years	rr_ExpenseExampleNoRedemptionYear03	562
5 Years	rr_ExpenseExampleNoRedemptionYear05	980
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,935
Class ACIS | DWS New York Tax-Free Income Fund | INST Class
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	none
Management fee	rr_ManagementFeesOverAssets	0.40%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.29%
Acquired funds fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.81%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.14%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.67%
1 Year	rr_ExpenseExampleYear01	$ 68
3 Years	rr_ExpenseExampleYear03	245
5 Years	rr_ExpenseExampleYear05	436
10 Years	rr_ExpenseExampleYear10	989
1 Year	rr_ExpenseExampleNoRedemptionYear01	68
3 Years	rr_ExpenseExampleNoRedemptionYear03	245
5 Years	rr_ExpenseExampleNoRedemptionYear05	436
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 989
Class ACIS | DWS New York Tax-Free Income Fund | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	0.40%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.31%
Acquired funds fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.83%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.16%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.67%
1 Year	rr_ExpenseExampleYear01	$ 68
3 Years	rr_ExpenseExampleYear03	249
5 Years	rr_ExpenseExampleYear05	445
10 Years	rr_ExpenseExampleYear10	1,011
1 Year	rr_ExpenseExampleNoRedemptionYear01	68
3 Years	rr_ExpenseExampleNoRedemptionYear03	249
5 Years	rr_ExpenseExampleNoRedemptionYear05	445
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,011
Class ACIS | DWS New York Tax-Free Income Fund | before tax | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Years	rr_AverageAnnualReturnYear05	1.21%
10 Years	rr_AverageAnnualReturnYear10	2.30%
Class Inception	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1985
Class ACIS | DWS New York Tax-Free Income Fund | before tax | Class C
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.35%
5 Years	rr_AverageAnnualReturnYear05	1.01%
10 Years	rr_AverageAnnualReturnYear10	1.82%
Class Inception	rr_AverageAnnualReturnInceptionDate	May 31, 1994
Class ACIS | DWS New York Tax-Free Income Fund | before tax | INST Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.54%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.23%)
Class Inception	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2020
Class ACIS | DWS New York Tax-Free Income Fund | before tax | Class S
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.43%
5 Years	rr_AverageAnnualReturnYear05	2.03%
10 Years	rr_AverageAnnualReturnYear10	2.84%
Class Inception	rr_AverageAnnualReturnInceptionDate	Jun. 18, 2001
Class ACIS | DWS New York Tax-Free Income Fund | After tax on distributions | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Years	rr_AverageAnnualReturnYear05	1.21%
10 Years	rr_AverageAnnualReturnYear10	2.29%
Class ACIS | DWS New York Tax-Free Income Fund | After tax on distributions and sale of fund shares | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.40%
5 Years	rr_AverageAnnualReturnYear05	1.49%
10 Years	rr_AverageAnnualReturnYear10	2.44%
Class ACIS | DWS New York Tax-Free Income Fund | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.40%
5 Years	rr_AverageAnnualReturnYear05	2.25%
10 Years	rr_AverageAnnualReturnYear10	3.03%
Class ACIS | DWS New York Tax-Free Income Fund | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes) | INST Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.40%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.19%)
Class ACIS | DWS New York Tax-Free Income Fund | Bloomberg New York Exempt Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.32%
5 Years	rr_AverageAnnualReturnYear05	2.20%
10 Years	rr_AverageAnnualReturnYear10	2.93%
Class ACIS | DWS New York Tax-Free Income Fund | Bloomberg New York Exempt Municipal Bond Index (reflects no deduction for fees, expenses or taxes) | INST Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.32%
Since Inception	rr_AverageAnnualReturnSinceInception	0.13%

[1]	Investments of $250,000 or more may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 1.00% if redeemed within 12 months of the original purchase date.